Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	$ 5,739
Balance as at end of period	5,753
Other assets
Disclosure of credit risk exposure [line items]
Total PCL	5	$ 7
Provision for credit losses	(5)	(7)
IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	5,753	5,438
IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	5,067	4,792
IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	686	646
Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	247	261
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer to Stage 3	0	0
Net remeasurement of loss allowance	27	22
Loan originations	3	5
Derecognitions and maturities	(8)	(5)
Total PCL	22	22
Write-offs	(2)	(1)
Recoveries of previous write-offs	3	1
Foreign exchange and other	(18)	(8)
Balance as at end of period	252	275
Provision for credit losses	(22)	(22)
Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	915	843
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer to Stage 3	0	0
Net remeasurement of loss allowance	178	201
Loan originations	6	9
Derecognitions and maturities	(13)	(14)
Total PCL	171	196
Write-offs	(184)	(170)
Recoveries of previous write-offs	33	28
Foreign exchange and other	(1)	(6)
Balance as at end of period	934	891
Provision for credit losses	(171)	(196)
Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	791	705
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer to Stage 3	0	0
Net remeasurement of loss allowance	200	194
Loan originations	9	15
Derecognitions and maturities	(15)	(11)
Total PCL	194	198
Write-offs	(208)	(223)
Recoveries of previous write-offs	42	53
Foreign exchange and other	(21)	(12)
Balance as at end of period	798	721
Provision for credit losses	(194)	(198)
Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	3,786	3,127
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer to Stage 3	0	0
Net remeasurement of loss allowance	430	647
Loan originations	84	78
Derecognitions and maturities	(150)	(123)
Total PCL	364	602
Write-offs	(237)	(253)
Recoveries of previous write-offs	57	61
Foreign exchange and other	(201)	14
Balance as at end of period	3,769	3,551
Provision for credit losses	(364)	(602)
Stage 1 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,386	1,345
Stage 1 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,107	1,093
Stage 1 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	279	252
Stage 1 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	56	56
Transfer to Stage 1	22	45
Transfer to Stage 2	(4)	(2)
Transfer to Stage 3	0	0
Net remeasurement of loss allowance	(20)	(42)
Loan originations	3	5
Derecognitions and maturities	(2)	(1)
Total PCL	(1)	5
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	0	1
Balance as at end of period	55	62
Provision for credit losses	1	(5)
Stage 1 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	200	197
Transfer to Stage 1	84	73
Transfer to Stage 2	(17)	(13)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(72)	(68)
Loan originations	6	9
Derecognitions and maturities	(4)	(5)
Total PCL	(5)	(6)
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(2)	3
Balance as at end of period	193	194
Provision for credit losses	5	6
Stage 1 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	188	233
Transfer to Stage 1	94	66
Transfer to Stage 2	(17)	(22)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(63)	(60)
Loan originations	9	15
Derecognitions and maturities	(3)	(2)
Total PCL	18	(5)
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(1)	1
Balance as at end of period	205	229
Provision for credit losses	(18)	5
Stage 1 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	931	892
Transfer to Stage 1	114	159
Transfer to Stage 2	(71)	(111)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(60)	(147)
Loan originations	84	78
Derecognitions and maturities	(37)	(38)
Total PCL	28	(61)
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(26)	29
Balance as at end of period	933	860
Provision for credit losses	(28)	61
Stage 2 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	3,223	3,135
Stage 2 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	2,871	2,825
Stage 2 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	352	310
Stage 2 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	179	186
Transfer to Stage 1	(21)	(44)
Transfer to Stage 2	18	7
Transfer to Stage 3	(14)	(8)
Net remeasurement of loss allowance	27	51
Loan originations	0	0
Derecognitions and maturities	(6)	(4)
Total PCL	4	2
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(3)	3
Balance as at end of period	180	191
Provision for credit losses	(4)	(2)
Stage 2 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	555	471
Transfer to Stage 1	(81)	(67)
Transfer to Stage 2	27	25
Transfer to Stage 3	(47)	(42)
Net remeasurement of loss allowance	116	131
Loan originations	0	0
Derecognitions and maturities	(9)	(9)
Total PCL	6	38
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(3)	5
Balance as at end of period	558	514
Provision for credit losses	(6)	(38)
Stage 2 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	603	472
Transfer to Stage 1	(94)	(66)
Transfer to Stage 2	17	22
Transfer to Stage 3	(120)	(107)
Net remeasurement of loss allowance	201	175
Loan originations	0	0
Derecognitions and maturities	(12)	(9)
Total PCL	(8)	15
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(2)	5
Balance as at end of period	593	492
Provision for credit losses	8	(15)
Stage 2 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	1,997	1,698
Transfer to Stage 1	(110)	(143)
Transfer to Stage 2	97	149
Transfer to Stage 3	(86)	(138)
Net remeasurement of loss allowance	182	388
Loan originations	0	0
Derecognitions and maturities	(113)	(85)
Total PCL	(30)	171
Write-offs	0	0
Recoveries of previous write-offs	0	0
Foreign exchange and other	(75)	69
Balance as at end of period	1,892	1,938
Provision for credit losses	30	(171)
Stage 3 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,144	958
Stage 3 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,089	874
Stage 3 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	55	84
Stage 3 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	12	19
Transfer to Stage 1	(1)	(1)
Transfer to Stage 2	(14)	(5)
Transfer to Stage 3	14	8
Net remeasurement of loss allowance	20	13
Loan originations	0	0
Derecognitions and maturities	0	0
Total PCL	19	15
Write-offs	(2)	(1)
Recoveries of previous write-offs	3	1
Foreign exchange and other	(15)	(12)
Balance as at end of period	17	22
Provision for credit losses	(19)	(15)
Stage 3 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	160	175
Transfer to Stage 1	(3)	(6)
Transfer to Stage 2	(10)	(12)
Transfer to Stage 3	49	44
Net remeasurement of loss allowance	134	138
Loan originations	0	0
Derecognitions and maturities	0	0
Total PCL	170	164
Write-offs	(184)	(170)
Recoveries of previous write-offs	33	28
Foreign exchange and other	4	(14)
Balance as at end of period	183	183
Provision for credit losses	(170)	(164)
Stage 3 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	0	0
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer to Stage 3	122	109
Net remeasurement of loss allowance	62	79
Loan originations	0	0
Derecognitions and maturities	0	0
Total PCL	184	188
Write-offs	(208)	(223)
Recoveries of previous write-offs	42	53
Foreign exchange and other	(18)	(18)
Balance as at end of period	0	0
Provision for credit losses	(184)	(188)
Stage 3 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	858	537
Transfer to Stage 1	(4)	(16)
Transfer to Stage 2	(26)	(38)
Transfer to Stage 3	88	140
Net remeasurement of loss allowance	308	406
Loan originations	0	0
Derecognitions and maturities	0	0
Total PCL	366	492
Write-offs	(237)	(253)
Recoveries of previous write-offs	57	61
Foreign exchange and other	(100)	(84)
Balance as at end of period	944	753
Provision for credit losses	$ (366)	$ (492)